Blue Horizon BNE ETF
Schedule of Investments
January 31, 2024 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Belgium — 1.0%
	Basic Materials — 1.0%
2,056	Umicore SA	$47,280
		47,280
	Brazil — 2.2%
	Basic Materials — 1.2%
4,101	Vale SA - ADR	56,144
	Industrial — 1.0%
7,207	WEG SA	47,112
		103,256
	Canada — 9.7%
	Basic Materials — 6.6%
1,466	Cameco Corporation	70,433
11,398	Capstone Copper Corporation (a)	56,476
2,476	ERO Copper Corporation (a)	39,010
5,860	Ivanhoe Mines, Ltd. - Class A (a)	61,887
3,041	Lithium Americas Argentina Corporation (a)	13,502
3,041	Lithium Americas Corporation (a)	13,259
7,042	Lundin Mining Corporation	57,873
		312,440
	Energy — 1.8%
12,941	Ballard Power Systems, Inc. (a)	42,446
1,954	Canadian Solar, Inc. (a)	43,183
		85,629
	Industrial — 0.1%
11,926	Li-Cycle Holdings Corporation (a)	5,129
	Utilities — 1.2%
2,067	Brookfield Renewable Partners LP	53,763
		456,961
	Chile — 2.1%
	Basic Materials — 2.1%
2,957	Antofagasta plc	65,333
805	Sociedad Quimica y Minera de Chile SA - ADR	33,866
		99,199
		99,199
	China — 6.0%
	Basic Materials — 2.5%
90,000	CMOC Group, Ltd. – H-Shares	49,276
10,400	Ganfeng Lithium Group Company, Ltd. - H-Shares (b)	27,805
9,400	Tianqi Lithium Corporation - H-Shares	41,425
		118,506
	Consumer, Cyclical — 1.8%
2,000	BYD Company, Ltd. - H-Shares	44,594
30,000	Yadea Group Holdings, Ltd. (b)	40,986
		85,580
	Energy — 0.9%
1,662	JinkoSolar Holding Company, Ltd. - ADR	43,595
	Industrial — 0.8%
100,400	Goldwind Science & Technology Company, Ltd.	36,732
		284,413
	France — 1.3%
	Industrial — 1.3%
308	Schneider Electric SE	61,191
		61,191
	Germany — 5.7%
	Consumer, Cyclical — 3.2%
494	Bayerische Motoren Werke AG	51,933
717	Mercedes-Benz Group AG	48,950
357	Volkswagen AG	51,033
		151,916
	Industrial — 1.4%
354	Siemens AG	64,093
	Technology — 1.1%
1,474	Infineon Technologies AG	54,030
		270,039
	Ireland — 1.4%
	Industrial — 1.4%
264	Trane Technologies plc	66,542
		66,542
	Israel — 0.5%
	Energy — 0.5%
318	SolarEdge Technologies, Inc. (a)	21,147
		21,147
	Italy — 1.3%
	Industrial — 1.3%
1,338	Prysmian SpA	59,575
		59,575
	Japan — 2.0%
	Consumer, Cyclical — 2.0%
3,200	Denso Corporation	51,248
4,700	Panasonic Holdings Corporation	45,288
		96,536
		96,536
	Jersey — 0.6%
	Basic Materials — 0.6%
5,752	Arcadium Lithium plc (a)	28,127
		28,127
	Netherlands — 5.7%
	Consumer, Cyclical — 1.3%
2,895	Stellantis NV	64,450
	Industrial — 3.2%
946	Alfen NV (a)(b)	58,038
1,534	AMG Critical Materials NV	32,885
1,926	Signify NV (b)	58,475
		149,398
	Technology — 1.2%
264	NXP Semiconductors NV	55,590
		269,438
	New Zealand — 1.2%
	Utilities — 1.2%
16,510	Meridian Energy, Ltd.	56,403
		56,403
	Norway — 0.2%
	Energy — 0.2%
8,376	Freyr Battery, Inc. (a)	11,308
		11,308
	Republic of Korea — 6.5%
	Basic Materials — 0.9%
125	LG Chem, Ltd.	40,694
	Consumer, Cyclical — 2.7%
376	Hyundai Motor Company	54,823
134	LG Energy Solution, Ltd. (a)	38,253
120	Samsung SDI Company, Ltd.	33,492
		126,568
	Energy — 0.7%
406	SK Innovation Company, Ltd. (a)	35,622
	Industrial — 2.2%
219	Ecopro BM Company, Ltd. (a)	35,033
350	L&F Company, Ltd. (a)	37,632
167	POSCO Future M Company, Ltd. (a)	31,720
		104,385
		307,269
	Russian Federation — 0.0% (c)
	Basic Materials — 0.0% (c)
2,645	MMC Norilsk Nickel PJSC - ADR (a)(d)	26
		26
	Singapore — 0.4%
	Energy — 0.4%
3,712	Maxeon Solar Technologies, Ltd. (a)	16,815
		16,815
	South Africa — 1.3%
	Basic Materials — 1.3%
1,440	Anglo American Platinum, Ltd.	61,707
		61,707
	Switzerland — 2.4%
	Basic Materials — 1.1%
9,646	Glencore plc	51,647
	Industrial — 1.3%
1,406	ABB, Ltd.	60,134
		111,781
	United Kingdom — 1.2%
	Utilities — 1.2%
856	National Grid plc - ADR	57,806
		57,806
	United States — 47.0% (e)
	Basic Materials — 4.9%
186	Air Products and Chemicals, Inc.	47,562
277	Albemarle Corporation	31,783
7,527	Energy Fuels, Inc. (a)	56,829
1,355	Freeport-McMoRan, Inc.	53,780
2,574	MP Materials Corporation (a)	40,695
		230,649
	Communications — 2.6%
950	Cisco Systems, Inc.	47,671
1,164	Uber Technologies, Inc. (a)	75,974
		123,645
	Consumer, Cyclical — 4.1%
227	Cummins, Inc.	54,321
1,585	General Motors Company	61,499
25,630	SES AI Corporation (a)	33,575
222	Tesla, Inc. (a)	41,578
		190,973
	Consumer, Non-cyclical — 0.8%
656	Archer-Daniels-Midland Company	36,460
	Energy — 6.7%
403	Enphase Energy, Inc. (a)	41,964
16,216	Eos Energy Enterprises, Inc. (a)	18,000
291	First Solar, Inc. (a)	42,573
1,139	NextEra Energy Partners LP	33,999
6,486	Plug Power, Inc. (a)	28,863
2,619	Shoals Technologies Group, Inc. - Class A (a)	34,492
3,962	Sunnova Energy International, Inc. (a)	41,680
7,296	SunPower Corporation (a)	22,107
3,750	Sunrun, Inc. (a)	54,300
		317,978
	Industrial — 16.1%
325	Acuity Brands, Inc.	77,403
456	Advanced Energy Industries, Inc.	47,506
539	AeroVironment, Inc. (a)	65,025
7,277	Archer Aviation, Inc. - Class A (a)	35,148
240	Eaton Corporation plc	59,059
550	Emerson Electric Company	50,452
514	EnerSys	49,123
284	Honeywell International, Inc.	57,442
773	Itron, Inc. (a)	55,764
544	ITT, Inc.	65,704
387	Jacobs Solutions, Inc.	52,156
7,188	Joby Aviation, Inc. (a)	39,246
897	Johnson Controls International plc	47,263
347	Universal Display Corporation	58,910
		760,201
	Technology — 4.7%
359	Applied Materials, Inc.	58,984
566	ON Semiconductor Corporation (a)	40,260
482	QUALCOMM, Inc.	71,581
313	Texas Instruments, Inc.	50,118
		220,943
	Utilities — 7.1%
1,181	Ameresco, Inc. - Class A (a)	24,128
670	American Electric Power Company, Inc.	52,354
1,113	Dominion Energy, Inc.	50,886
761	Edison International	51,352
789	NextEra Energy, Inc.	46,259
3,146	PG&E Corporation	53,073
925	Xcel Energy, Inc.	55,380
		333,432
		2,214,281
	TOTAL COMMON STOCKS (Cost $5,798,932)	4,701,100

	SHORT-TERM INVESTMENTS — 0.3%
12,587	First American Government Obligations Fund - Class X, 5.25% (f)	12,587
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,587)	12,587

	TOTAL INVESTMENTS (Cost $5,811,519) — 100.0%	4,713,687
	Other Assets in Excess of Liabilities — 0.0% (c)	1,503
	NET ASSETS — 100.0%	$4,715,190

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt.

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. At January 31, 2024, the value of these securities amounted to $185,304 or 3.9% of net assets.
(c) Represents less than 0.05% of net assets.
(d) Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(e) To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(f) Rate shown is the annualized seven-day yield as of January 31, 2024.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Blue Horizon BNE ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stocks	$4,701,074	$–	$26	$4,701,100
Short-Term Investments	12,587	–	–	12,587
Total Investments in Securities	$4,713,661	$–	$26	$4,713,687

(a) See Schedule of Investments for further disaggregation of investment categories. For the period ended January 31, 2024, the Fund did not recognize any transfers to or from Level 3.